Award Timing Disclosure	12 Months Ended
Nov. 30, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

We have historically granted fully vested stock awards and stock option awards. The amount of awards granted in any given year is determined based on the performance of the company and the executive in the previous year. Performance is generally based upon the same performance guidelines that are used for the annual cash bonus award for that year. The Compensation Committee sets a target award amount based upon a percentage of the executive’s base salary. At the end of the year, the Compensation Committee determines the cash amount that resulted from the previous year’s performance, with any discretionary adjustments that the Compensation Committee deems to be appropriate, and converts that cash amount into a number of shares of stock awards or stock option awards, as applicable.

During the 2023 year, the Compensation Committee set a target amount of twenty percent (20%) of base salary for Mr. Levy and a target of fifteen percent (15%) of base salary for Mr. Lubman. Following the end of the 2023 year, the Compensation Committee determined that Messrs. Levy and Lubman should receive equity awards equal in value to twenty five percent (25%) and fifty percent (50%), respectively, of their target award amount. The Compensation Committee used the Company’s stock price of $2.95 on April 10, 2024 to convert the resulting cash award into 5,085 stock awards for Mr. Levy. The equity awards, if any, that will be granted to the named executive officers with respect to 2024 year performance will not be granted until the 2025 year, therefore they will be included in the compensation disclosures that we file for the 2025 year.

Generally, meetings of the Compensation Committee are scheduled far in advance and generally occur after earnings are announced and do not time the disclosure of material non public information for the purpose of affecting the value of executive compensation.

MNPI Disclosure Timed for Compensation Value	false